Equity (Summary of Stock Option Exercise Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of stock options exercised	$ 67	$ 79	$ 29
Cash received from exercise of stock options	156	202	109
Income tax benefit realized from stock options exercised	$ 24	$ 28	$ 10